Receivables, net and Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Receivables, net and Contract assets and liabilities
Receivables, net	December 31, ($ in millions) 2023 2022 Trade receivables 7,107 6,478 Other receivables 646 688 Allowance (307) (308) Total 7,446 6,858
Reconciliation of changes in allowance for doubtful accounts
($ in millions) 2023 2022 2021
Balance at January 1, 308 339 357
Current-period provision

for expected credit

losses
47 37 33
Write-offs charged against

the allowance
(48) (48) (37)
Exchange rate differences

— (20) (14)
Balance at December 31, 307 308 339

Information about contract assets and contract liabilities	December 31, ($ in millions) 2023 2022 2021 Contract assets 1,090 954 990 Contract liabilities 2,844 2,216 1,894
Significant changes in contract assets and contract liabilities
2023 2022
Contract Contract Contract Contract
($ in millions) assets liabilities assets liabilities
Revenue recognized, which

was included in

the Contract liabilities
balance at January 1, 2023/2022 (1,311) (1,043)
Additions to Contract

liabilities - excluding

amounts recognized

as
revenue during the period 1,845 1,481
Receivables recognized

that were included in

the Contract assets
balance at January 1, 2023/2022 (622) (591)